Derivative Instruments and Hedging Activities - Summary of Cross Currency Swaps (Detail) (Cross currency swaps agreements [Member]) In Thousands, unless otherwise specified		6 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 Maturing in 2017 [Member] USD ($)	Jun. 30, 2014 Maturing in 2017 [Member] NOK	Jun. 30, 2014 Maturing in 2016 [Member] USD ($)	Jun. 30, 2014 Maturing in 2016 [Member] NOK	Jun. 30, 2014 Maturing in 2018 [Member] USD ($)	Jun. 30, 2014 Maturing in 2018 [Member] NOK	Jun. 30, 2014 Maturing In Two Thousand Nineteen [Member] USD ($)	Jun. 30, 2014 Maturing In Two Thousand Nineteen [Member] NOK
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability)	$ (32,186)	$ (6,337)		$ (8,943)		$ (14,285)		$ (2,621)
Principal Amount		$ 101,351	600,000	$ 89,710	500,000	$ 143,536	800,000	$ 162,200	1,000,000
Floating Rate Receivable Reference Rate		NIBOR	NIBOR	NIBOR	NIBOR	NIBOR	NIBOR	NIBOR	NIBOR
Floating Rate Receivable Reference Margin		5.75%	5.75%	4.00%	4.00%	4.75%	4.75%	4.25%	4.25%
Fixed Rate Payable		7.49%	7.49%	4.80%	4.80%	5.93%	5.93%	6.28%	6.28%
Remaining Term (years)		2 years 7 months 6 days	2 years 7 months 6 days	1 year 7 months 6 days	1 year 7 months 6 days	3 years 7 months 6 days	3 years 7 months 6 days	4 years 7 months 6 days	4 years 7 months 6 days